Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net loss	$ (42,544)	$ (198,686)	$ (2,808,086)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	14,966	3,466	227,652
Amortization and write off of deferred financing fees	4,218	736	26,712
Amortization of fair value of acquired time charters	684	4,346	2,840
Impairment loss and (gain)/loss from sale of vessels and vessel owning companies and other	(4,125)	106,343	1,057,116
Impairment on goodwill	0	7,002	0
Net proceeds from sale in ownerships of subsidiary	0	0	1,266
Losses of affiliated company	0	41,454	349,872
Loss on change of control	0	0	1,347,106
Loss on Private Placement	7,600	0	0
Amortization of stock based compensation	1,728	3,580	7,806
Gain on debt restructuring	0	(8,652)	0
Change in fair value of derivatives	0	(2,193)	(10,848)
Changes in operating assets and liabilities:
Trade accounts receivable	(6,998)	2,531	(12,997)
Due from related parties	(10,240)	10,875	19,141
Other current and non-current assets	(7,700)	3,002	54,448
Accounts payable and other current and non-current liabilities	4,046	(1,434)	(25,263)
Accrued liabilities	1,049	(206)	(39,590)
Due to related parties	(961)	2,598	(10,261)
Deferred revenue	258	(118)	28,833
Net Cash Provided by/(Used in) Operating Activities	(38,019)	(25,356)	215,747
Cash Flows from Investing Activities:
Advance for fixed asset purchase	(44,869)	0	0
Investment in affiliates	0	49,911	0
Cash decrease due to deconsolidation of Ocean Rig	0	0	(621,615)
Acquisition of Nautilus, net of cash acquired	0	0	(78,203)
Short term investments	0	0	74
Fixed assets additions	(653,344)	0	(505,670)
Net proceeds from sale of vessels and vessel owning companies	8,221	5,141	673,850
(Increase)/Decrease in restricted cash	(15,376)	14,666	65,866
Net Cash Provided by/(Used in) Investing Activities	(705,368)	69,718	(465,698)
Cash Flows from Financing Activities:
Proceeds from short and long-term credit facilities, term loans and senior notes	150,000	28,000	492,000
Principal payments and repayments of long-term debt and senior notes	(18,780)	(119,758)	(782,366)
Net proceeds from stock issuance	568,883	123,810	0
Dividends paid	(10,001)	0	(20,526)
Payment of financing costs, net	(8,639)	0	(5,399)
Net Cash Provided by/(Used in) Financing Activities	681,463	32,052	(316,291)
Net increase/ (decrease) in cash and cash equivalents	(61,924)	76,414	(566,242)
Cash and cash equivalents at beginning of year	76,414	0	566,242
Cash and cash equivalents at end of year	14,490	76,414	0
Cash paid during the year for:
Interest, net of amount capitalized	13,225	5,516	135,954
Income taxes	125	58	20,830
Non cash investing activities:
Fixed Assets additions (Note 3)	(50,340)
Investment in affiliates (Notes 9, 11)	(34,000)
Non cash financing activities:
Repayment of credit loan facilities (Notes 3, 10)		151,510
Exchange of Preferred Stock into loan (Notes 3, 12)		8,750
Interest write off due to the debt restructuring		2,111
Preferred Shares forfeiture with common stock issuance (Notes 3, 12)	(8,750)
Stockholders' Contribution upon preferred shares forfeiture (Note 12)	2,805
Common stock issuance (Notes 3, 12)	173,704
Loan drawdown for vessels additions (Note 3)	79,000
Capital distribution for common control transaction (Note 5)	(28,560)
Preferred stock
Non cash financing activities:
Conversion of loan into Stock (Notes 3, 12)		$ (8,750)	$ (10,000)
Common Stock
Non cash financing activities:
Conversion of loan into Stock (Notes 3, 12)	$ (126,159)